Derivative financial instruments - Impact of hedge accounting on balance sheet and reserves (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Derivative financial instruments
FVHA included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses	$ 0	$ (3)
Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying amount of hedged liabilities	(100,176)	(88,112)
FVHA included in carrying amount, hedged liabilities	9,801	8,832
Fair value hedges | Investment securities
Derivative financial instruments
Carrying amount of hedged assets	40,402	39,355
FVHA included in carrying amount, hedged assets	(3,257)	(4,469)
Fair value hedges | Loans
Derivative financial instruments
Carrying amount of hedged assets	21,223	21,798
FVHA included in carrying amount, hedged assets	(301)	(532)
Parent Entity | Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying amount of hedged liabilities	(86,575)	(78,448)
FVHA included in carrying amount, hedged liabilities	8,866	7,907
Parent Entity | Fair value hedges | Investment securities
Derivative financial instruments
Carrying amount of hedged assets	37,995	38,188
FVHA included in carrying amount, hedged assets	(3,170)	(4,419)
Parent Entity | Fair value hedges | Loans
Derivative financial instruments
Carrying amount of hedged assets	2,510	2,441
FVHA included in carrying amount, hedged assets	$ (122)	$ (192)